Property and Equipment	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
5.	PROPERTY AND EQUIPMENT

As of June 30, 2020 and 2021, property and equipment consisted of the following:

	As of June 30,
	2020	2021
Leasehold improvement	$109,863	$120,271
Office equipment	42,949	47,018
	152,812	167,289
Less: accumulated depreciation	(81,531)	(118,896)
	$71,281	$48,393

For the years ended June 30, 2019, 2020, and 2021, depreciation expenses amounted to $37,621, $30,859, and $28,902, respectively.